Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 4, 2012

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bishop Street Funds: (File Nos. 033-80514 and 811-08572)

Ladies and Gentlemen:

On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information dated May 1, 2012 that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 35, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-12-196505 on April 30, 2012.

Please do not hesitate to contact me at 202.739.5896 or Magda El Guindi-Rosenbaum at 202.739.5778 should you have any questions.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi